Income Taxes (Details) - The components of the deferred tax assets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards	$ 32,741,321	$ 28,412,473
Capitalized research and development cost	445,854	526,919
Goodwill and intangible assets	133,047
Research and development tax credit	1,819,895	1,559,952
Depreciation on property and equipment	52,297	27,536
Stock-based compensation	811,810	454,125
Reserves and accruals	724,521	774,786
Total deferred tax asset	36,728,745	31,755,791
Valuation allowance	(35,452,624)	(30,344,332)
Deferred tax assets net of valuation allowance	1,276,121	1,411,459
Deferred tax liability:
Discount on debt issuance	$ (1,276,121)	$ (1,411,459)
Net deferred tax assets